Derivatives and fair value measurements	12 Months Ended
Dec. 31, 2013
Derivatives and fair value measurements [Abstract]
Derivatives and fair value measurements
16.      Derivatives and fair value measurements:

The Company uses derivatives in accordance with its overall risk management strategy. The changes in the fair value of these derivatives are recognized immediately through earnings. For additional information on our derivatives accounting policy, see Note 2.

The following describes the Company's derivative classifications: The Company enters into interest rate swap contracts to economically hedge its exposure to variability in its floating rate long-term debt. Under the terms of the interest rate swaps, the Company and the bank agreed to exchange at specified intervals the difference between paying fixed rate and floating rate interest amount calculated by reference to the agreed principal amount and maturity. Interest rate swaps allow the Company to convert long-term borrowings issued at floating rates to equivalent fixed rates.

As of December 31, 2012 and 2013, the Company was committed to the following 15 year interest rate swap arrangement with a call option for the bank to terminate it after 5 years duration, on March 31, 2016:

	Interest Rate Index	Principal Amount	As of December 31, 2012 Fair Value/Carrying Amount of Liability	Weighted-average remaining term	Fixed Interest Rate

U.S. Dollar-denominated Interest Rate Swap	Euribor	$ 6,631	$ 632	13.25	2.35%

	Interest Rate Index	Principal Amount	As of December 31, 2013 Fair Value/Carrying Amount of Liability	Weighted-average remaining term	Fixed Interest Rate

U.S. Dollar-denominated Interest Rate Swap	Euribor	$ 6,386	$ 470	12.25	2.35%

The Company is exposed to credit loss in the event of non-performance by the counterparty to the interest rate swap agreement. In order to minimize counterparty risk, the Company enters into derivative transactions with counterparties that are rated AAA or at least A at the time of the transactions.

The Company uses fuel pricing contracts to hedge exposure to changes in the net cost of marine fuel purchases. The Company has the right of offset with the counterparty of the fuel pricing contracts, and settles outstanding balances on a monthly basis. Therefore, these amounts are presented on a net basis in the consolidated balance sheets (on a gross basis: an asset of $182 and a liability of $185 as of December 31, 2012 and an asset of $61 and a liability of $900 as of December 31, 2013).

The following table presents information about our derivative instruments measured at fair value and their locations on the consolidated balance sheets:

		As of December 31,
Liabilities	Balance Sheet Location	2012	2013

Fuel pricing contracts	Derivative liabilities, current	(3)	(839)
Interest rate swaps	Derivative liabilities, non-current	(632)	(470)
Total, net		$ (635)	$ (1,309)

The following table presents the effect and financial statement location of our derivative instruments on our consolidated statements of income for the years ended December 31, 2011, 2012 and 2013:

	Statements of Income	For the year ended December 31,
Income/ (loss)	Location	2011	2012	2013

Fuel pricing contracts	Cost of revenue - third-parties	$ 375	(10,596)	$ (2,693)
Interest rate contracts	Interest and finance costs	(424)	(331)	20
Total		$ (49)	(10,927)	$ (2,673)

The following table sets forth by level our assets/ liabilities that are measured at fair value on a recurring basis. As required by the fair value guidance, assets/ liabilities are categorized in their entirety based on the lowest level of input that is significant to the fair value measurement.

		Fair value measurements at December 31, 2012
Assets/ (Liabilities)	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Interest Rate Swap	$ 632	-	632	$ -
Fuel pricing contracts	3	-	3	-

Total	$ 635	-	635	$ -

		Fair value measurements at December 31, 2013
Liabilities	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Interest rate swap	$ 470	-	470	$ -
Fuel pricing contracts	839	-	839	-

Total	$ 1,309	-	1,309	$ -

.

The fair value of the interest rate swaps is determined using the discounted cash flow method based on market-based Euribor rates swap yield curves, taking into account current interest rates. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit spreads, measures of volatility, and correlations of such inputs.

The Company uses observable inputs to calculate the mark-to-market valuation of the fuel pricing derivatives. Fuel pricing contracts are valued using quoted market prices of the underlying commodity. During the years ended December 31, 2012 and 2013, the Company entered into fuel pricing contracts for 2,636,768 metric tons and 2,067,740 metric tons, respectively.

The Company's derivatives trade in over-the-counter markets, and as such, model inputs are generally observable and do not require significant management judgment. Such instruments are classified within Level 2 of the fair value hierarchy.